Employee Benefits - Summary of Actuarial Losses Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Recognized during the year	$ (2,676)	$ (85,184)
Recognized during the year, net of tax	(2,016)	(63,508)
Accumulated unrealized loss on employee benefit plans
Disclosure of defined benefit plans [line items]
Amount accumulated in retained earnings, beginning of year	(66,367)	18,817
Amount accumulated in retained earnings, end of year	(69,043)	(66,367)
TFI International pension plans [Member]
Disclosure of defined benefit plans [line items]
Amount accumulated in retained earnings, beginning of year	8,871	12,174
Recognized during the year	2,580	(3,303)
Amount accumulated in retained earnings, end of year	11,451	8,871
Recognized during the year, net of tax	1,902	2,435
TForce Freight pension plans [Member]
Disclosure of defined benefit plans [line items]
Amount accumulated in retained earnings, beginning of year	(75,238)	6,643
Recognized during the year	(5,256)	(81,881)
Amount accumulated in retained earnings, end of year	(80,494)	(75,238)
Recognized during the year, net of tax	$ (3,918)	$ (61,073)